Note 15 - Deed of Cross Guarantee	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Deed of Cross Guarantee [Text Block]
(
1
5
)     Deed of Cross Guarantee

Universal Biosensors, Inc. and its wholly owned subsidiary, Universal Biosensors Pty Ltd, are parties to a deed of cross guarantee under which each company guarantees the debts of the other. By entering into the deed, the wholly-owned entity has been relieved from the requirements to prepare a financial report and directors' report under ASIC Corporations (Wholly-owned Companies) Instrument
2016/785.

The above companies represent a “Closed Group” for the purposes of the Class Order, and as there are no
other parties to the Deed of Cross Guarantee that are controlled by Universal Biosensors, Inc., they also represent the “Extended Closed Group”.

The consolidated financial statements presented within this report comprise that of Universal Biosensors, Inc. and its wholly owned subsidiary, Universal Biosensors Pty Ltd. These two
entities also represent the “Closed Group” and the “Extended Closed Group”.